Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Composition of shares used in the computation of basic and diluted net income per share
The following table presents the composition of shares used in the computation of basic and diluted net income per share for the periods indicated.

	Twelve Months Ended July 31,
(In millions, except per share amounts)	2025	2024	2023
Numerator:
Net income	$3,869	$2,963	$2,384
Denominator:
Shares used in basic per share calculations:
Weighted-average common shares outstanding	280	280	281
Shares used in diluted per share calculations:
Weighted-average common shares outstanding	280	280	281
Dilutive potential common equivalent shares from share-based awards	3	4	2
Dilutive weighted-average common shares outstanding	283	284	283

Basic and diluted net income per share:
Basic net income per share	$13.82	$10.58	$8.49
Diluted net income per share	$13.67	$10.43	$8.42

Shares excluded from diluted net income per share:
Weighted-average share-based awards that have been excluded from dilutive common equivalent shares outstanding due to their anti-dilutive effect	—	1	1